Cash flow information (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Segment profit / (loss)	$ 93,980,000,000	$ 290,458,000,000	$ 504,586,000,000
Financial results, net	135,391,000,000	90,159,000,000	175,754,000,000
Management fees	7,866,000,000	17,683,000,000	33,388,000,000
Cash Flow Information [Member]
Statement [Line Items]
Segment profit / (loss)	93,980,000,000	290,458,000,000	504,586,000,000
Income tax	(61,872,000,000)	(270,180,000,000)	15,833,000,000
Amortization and depreciation	10,573,000,000	9,987,000,000	9,890,000,000
Gain from disposal of trading properties	(3,808,000,000)	(11,112,000,000)
Loss from disposal of property, plant and equipment	1,822,000,000	2,505,000,000	(65,000,000)
Realization of currency translation adjustment		(1,588,000,000)
Net loss / (gain) from fair value adjustment of investment properties	348,674,000,000	191,996,000,000	(132,817,000,000)
Loss from disposal of subsidiary and associates	1,365,000,000
Financial results, net	(184,344,000,000)	(42,410,000,000)	(243,815,000,000)
Provisions and allowances	20,126,000,000	67,664,000,000	17,182,000,000
Share of (profit)/ loss of associates and joint ventures	(32,953,000,000)	(5,869,000,000)	1,562,000,000
Management fees	7,866,000,000	17,683,000,000	33,388,000,000
Changes in net realizable value of agricultural products after harvest	(7,174,000,000)	9,431,000,000	16,007,000,000
Unrealized initial recognition and changes in fair value of biological assets and agricultural products at the point of harvest	(24,059,000,000)	(25,535,000,000)	(149,615,000,000)
Gain from disposal of farmlands	(52,612,000,000)	(55,825,000,000)	(44,088,000,000)
(Increase)/ Decrease in inventories	(24,055,000,000)	(8,991,000,000)	1,650,000,000
(Increase) / decrease in trading properties	(655,000,000)	342,000,000	713,000,000
Decrease in biological assets	65,701,000,000	83,379,000,000	186,441,000,000
Increase in investment properties through an increase in trade and other payables		531,000,000	1,482,000,000
Decrease in trade and other receivables	100,191,000,000	42,462,000,000	36,666,000,000
Decrease in trade and other payables	(167,868,000,000)	(127,409,000,000)	(53,047,000,000)
(Decrease) / increase in salaries and social security liabilities	(9,646,000,000)	2,512,000,000	609,000,000
Decrease in investment properties through an increase in property, plant and equipment	12,434,000,000	3,195,000,000	39,709,000,000
Decrease in provisions	(615,000,000)	(294,000,000)	(2,307,000,000)
Currency translation adjustment and other comprehensive results from associates and joint ventures	29,475,000,000	11,719,000,000	70,857,000,000
Decrease in lease liabilities	(8,986,000,000)	(13,709,000,000)	(15,259,000,000)
Net variation in derivative financial instruments	5,396,000,000	(368,000,000)	977,000,000
Decrease in right of use assets	32,000,000	11,000,000
Net cash generated by operating activities before income tax paid	77,079,000,000	155,140,000,000	184,491,000,000
Other changes in shareholders' equity	18,969,000,000	28,337,000,000	1,921,000,000
Increase of non-convertible notes through a decrease in non-convertible notes		240,536,000,000	82,208,000,000
Decrease in lease liabilities through a decrease in trade and other receivables	50,000,000		22,000,000
Decrease in property, plant and equipment through an increase in investment properties	5,114,000,000	17,198,000,000	9,285,000,000
Increase in shareholders' equity through an increase in investment properties	5,863,000,000	4,425,000,000
Increase in deferred income tax liabilities through a decrease in shareholders' equity	1,532,000,000	1,278,000,000	2,995,000,000
Decrease in trading properties through an increase in intangible assets		4,726,000,000
Decrease in property, plant and equipment through an increase in shareholders' equity		988,000,000	7,312,000,000
Decrease in investment properties through an increase in investment in financial assets		290,000,000
Decrease in investment in financial assets through a decrease in trade and other payables		1,367,000,000
Increase in investment in financial assets through a decrease in trade and other receivables	284,000,000	2,211,000,000
Increase in property, plant and equipment through an increase in trade and other payables	9,781,000,000	28,017,000,000
Decrease in property, plant and equipment through an increase in trade and other receivables	2,075,000,000	11,064,000,000	126,000,000
Increase in investment in financial assets through an increase in borrowings	498,000,000
Decrease in shareholders' equity through a decrease in investment in financial assets	102,617,000,000	9,422,000,000
Increase in right of use assets through an increase in lease liabilities	35,228,000,000	35,719,000,000	7,888,000,000
Increase in investment in associates and joint ventures through a decrease in trade and other receivables		115,000,000
Increase in intangible assets through an increase in trade and other payables	7,895,000,000		97,000,000
Increase in intangible assets through an increase in payroll and social security liabilities			208,000,000
Decrease in investment in associates and joint ventures through an increase in trade and other receivables	5,396,000,000	19,000,000	178,000,000
Increase in intangible assets through a decrease in investment properties	27,412,000,000
Decrease in investment properties through an increase in trade and other receivables	3,021,000,000
Increase in investment properties through a decrease in trading properties		2,149,000,000
Increase in investment in associates and joint ventures through a decrease in investments in financial assets			7,293,000,000
Decrease in intangible assets through an increase in trading properties		546,000,000
Decrease in intangible assets through an increase in investment properties		197,000,000
Decrease in borrowings through a decrease in trade and other receivables			3,533,000,000
Increase in investment properties through a decrease in trade and other receivables		171,000,000
Decrease in borrowings through a decrease in trading properties		1,256,000,000
Increase in investment in associates and joint ventures through a decrease in borrowings			33,000,000
Barter transaction of investment properties	704,000,000		25,141,000,000
Cancellation of non-convertible notes in portfolio			$ 68,583,000,000
Decrease in shareholders' equity through an increase in trade and other payables	6,647,000,000	710,000,000
Decrease in shareholders' equity through a decrease in trade and other receivables	4,163,000,000	$ 6,297,000,000
Increase in shareholders' equity through a decrease in trade and other payables	997,000,000
Increase in borrowings through a decrease in trade and other payables	376,000,000
Increase in group of assets held for sale through a decrease in property, plant and equipment	$ 2,596,000,000